FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,273,349	$ 348,406	¥ 1,803,117
Term deposit	5,000	766
Prepaid expenses and other current assets	152,898	23,433	67,358
Amounts due from related parties	860,213	131,833	1,421,170
Total current assets	4,827,866	739,903	4,392,452
Total assets	5,903,719	904,785	5,174,743
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB 236,708 and RMB 168,535 as of December 31, 2019 and 2020, respectively)	252,275	38,663	352,249
Amount due to related parties	11,185	1,714	14,769
Total current liabilities	2,789,674	427,536	2,481,800
Other Liabilities Noncurrent	185,168	28,378	113,596
Total liabilities	3,173,461	486,353	2,677,155
Equity
Additional paid-in capital	1,552,109	237,871	1,478,902
Accumulated retained earnings	1,133,368	173,696	910,612
Accumulated other comprehensive income	44,624	6,841	111,081
Total equity	2,730,258	418,432	2,497,588		¥ 1,809,578	¥ 228,164
Total liabilities and equity	5,903,719	904,785	5,174,743
Class A Ordinary Shares
Equity
Ordinary shares	81	12	57
Class B Ordinary Shares
Equity
Ordinary shares	76	12	98
Parent Company
Current assets:
Cash and cash equivalents	204,637	31,362	398,604	$ 61,089	¥ 458,371	¥ 34,470
Prepaid expenses and other current assets	335	51	402
Amounts due from related parties	656,579	100,627	533,449
Total current assets	861,551	132,040	932,455
Investments in subsidiaries	1,895,011	290,423	1,594,844
Total assets	2,756,562	422,463	2,527,299
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB 236,708 and RMB 168,535 as of December 31, 2019 and 2020, respectively)	688	105	166
Amount due to related parties	24,727	3,790	26,383
Total current liabilities	25,415	3,895	26,549
Other Liabilities Noncurrent	889	136
Total liabilities	26,304	4,031	26,549
Equity
Additional paid-in capital	1,552,109	237,871	1,478,902
Accumulated retained earnings	1,133,368	173,696	910,612
Accumulated other comprehensive income	44,624	6,841	111,081
Total equity	2,730,258	418,432	2,500,750
Total liabilities and equity	2,756,562	422,463	2,527,299
Parent Company | Class A Ordinary Shares
Equity
Ordinary shares	81	12	57
Parent Company | Class B Ordinary Shares
Equity
Ordinary shares	¥ 76	$ 12	¥ 98